Leases	12 Months Ended
Mar. 31, 2012
Leases
(6)	Leases

The Company has capital and operating leases for certain land, buildings, machinery and equipment, and finite-lived intangible assets with SPFC and other third parties.

During the years ended March 31, 2012, 2011 and 2010, the Company sold and leased back some of land, buildings, and machinery and equipment for 21,783 million yen, 126,639 million yen and 95,316 million yen, respectively. The base lease term ranges up to 10 years. The resulting leases are being accounted for as operating leases or capital leases. The amortization of deferred gains of these transactions, included in other income in the consolidated statements of operations, were not significant. Regarding certain leased assets, the Company has options to purchase the leased assets, or to terminate the leases and guarantee a specified value of the leased assets thereof, subject to certain conditions, during or at the end of the lease term. Regarding leased land and buildings, there are no future commitments, obligations, provisions, or circumstances that require or result in the Company’s continuing involvement.

At March 31, 2012 and 2011, the gross book value of land, buildings, machinery and equipment, and finite-lived intangible assets under capital leases, including the above-mentioned sale-leaseback transactions was 72,931 million yen and 137,783 million yen, and the related accumulated amortization recorded was 34,712 million yen and 48,744 million yen, respectively.

Rental expenses for operating leases, including the above-mentioned sale-leaseback transactions were 84,062 million yen, 88,473 million yen and 64,124 million yen for the years ended March 31, 2012, 2011 and 2010, respectively.

Future minimum lease payments under non-cancelable capital leases and operating leases at March 31, 2012 are as follows:

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2013	18,084	46,415
2014	14,613	32,835
2015	10,601	15,211
2016	8,527	5,715
2017	7,922	3,326
Thereafter	18,982	14,254

Total minimum lease payments	78,729	117,756

Less amount representing interest	4,647

Present value of net minimum lease payments	74,082
Less current portion	16,740

Long-term capital lease obligations	57,342